LEASES - Disclosure of composition of lease liability balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	$ 8,150	$ 6,895	$ 6,474
Additions during the year	338	2,014	1,428
Additions in respect of acquisition		1,696
Disposals		(131)
Interest expenses	330	296	214
Lease payments	(2,512)	(2,147)	(1,620)
Other changes	(12)	(473)	399
Current maturities of lease liabilities	2,145	2,206	1,502
Long-term lease liabilities	4,149	5,944	5,393
Balance at December 31	6,294	8,150	6,895
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	8,141	6,769	6,245
Additions during the year	338	2,014	1,428
Additions in respect of acquisition		1,696
Disposals		(131)
Interest expenses	330	293	207
Lease payments	(2,503)	(2,036)	(1,506)
Other changes	(12)	(464)	395
Current maturities of lease liabilities	2,145	2,197	1,387
Long-term lease liabilities	4,149	5,944	5,382
Balance at December 31	6,294	8,141	6,769
Technological equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	9	126	229
Additions during the year	0	0	0
Additions in respect of acquisition		0
Disposals		0
Interest expenses	0	3	7
Lease payments	(9)	(111)	(114)
Other changes	0	(9)	4
Current maturities of lease liabilities	0	9	115
Long-term lease liabilities	0	0	11
Balance at December 31	$ 0	$ 9	$ 126